Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
SERIES V (MID CAP VALUE SERIES) (Prospectus Summary) | SERIES V (MID CAP VALUE SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES V (MID CAP VALUE SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series V seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 28% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series V pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes)
in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary
Receipts ("ADRs"), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of March 31, 2012, the Russell 2500
Value Index consisted of securities of companies with capitalizations that ranged from $28.9 million to $11.6 billion.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows, and may, to the extent consistent with the Series' investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Series' portfolio typically consist of small- to medium-sized companies.

The Series may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes).

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which Series V may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes
		down.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2003 27.92% 3Q 2002 -22.80%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES V (MID CAP VALUE SERIES) (Prospectus Summary) | SERIES V (MID CAP VALUE SERIES) | Russell 2500 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
SERIES V (MID CAP VALUE SERIES) (Prospectus Summary) | SERIES V (MID CAP VALUE SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2002	rr_AnnualReturn2002	(14.10%)
Annual Return 2003	rr_AnnualReturn2003	54.30%
Annual Return 2004	rr_AnnualReturn2004	27.00%
Annual Return 2005	rr_AnnualReturn2005	16.20%
Annual Return 2006	rr_AnnualReturn2006	14.70%
Annual Return 2007	rr_AnnualReturn2007	1.80%
Annual Return 2008	rr_AnnualReturn2008	(28.50%)
Annual Return 2009	rr_AnnualReturn2009	43.90%
Annual Return 2010	rr_AnnualReturn2010	17.80%
Annual Return 2011	rr_AnnualReturn2011	(7.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.80%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series V
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.87%